                          Massachusetts Investors Trust
                    Massachusetts Investors Growth Stock Fund
                           MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) Gold & Natural Resources Fund
                        MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                                MFS(R) Value Fund
                            MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                            MFS(R) World Growth Fund
                         MFS(R) World Total Return Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                            MFS(R) CASH RESERVE FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                            MFS(R) CASH RESERVE FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                            MFS(R) TOTAL RETURN FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) EMERGING GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                           MFS(R) MUNICIPAL BOND FUND
                            MFS(R) WORLD GROWTH FUND
                          MFS(R) MUNICIPAL INCOME FUND
                                 MFS(R) OTC FUND
                              MFS(R) RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                          MFS(R) STRATEGIC GROWTH FUND


                      Supplement to the Current Prospectus


The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                 The date of this Supplement is June 5, 1997.

                           MFS(R) Managed Sectors Fund
                            MFS(R) World Growth Fund
                            MFS(R) Cash Reserve Fund
                                MFS(R) Bond Fund
                       MFS(R) World Asset Allocation Fund
                          MFS(R) Limited Maturity Fund
                             MFS(R) Core Growth Fund
                     MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Special Opportunities Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) Convertible Securities Fund
                        MFS(R) International Growth Fund
                              MFS(R) Blue Chip Fund
                   MFS(R) International Growth and Income Fund
                       MFS(R) Science and Technology Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Alabama Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                       MFS(R) Arkansas Municipal Bond Fund
                            MFS(R) Equity Income Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Research International Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                       MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                     MFS(R) Mississippi Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) New York Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) North Carolina Municipal Bond Fund
                            MFS(R) Money Market Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                       MFS(R) Virginia Municipal Bond Fund
                            MFS(R) Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                          MFS(R) Municipal Income Fund
                         MFS(R) World Total Return Fund
                        MFS(R) Union Standard Equity Fund
                              MFS(R) Utilities Fund
                        MFS(R) Growth Opportunities Fund
                            MFS(R) World Equity Fund
                        MFS(R) Government Securities Fund
                          MFS(R) World Governments Fund
                    Massachusetts Investors Growth Stock Fund
                                MFS(R) Value Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Strategic Income Fund
                          Massachusetts Investors Trust

                      Supplement to the Current Prospectus

Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is October 1, 1997.

                           MFS(R) Managed Sectors Fund
                     MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Arkansas Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                      MFS(R) California Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Research International Fund
                       MFS(R) Maryland Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                     MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) New York Municipal Bond Fund
                             MFS(R) High Income Fund
                    MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                      MFS(R) Tennessee Municipal Bond Fund
                            MFS(R) Total Return Fund
                       MFS(R) Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) West Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                          MFS(R) Municipal Income Fund
                              MFS(R) Utilities Fund
                        MFS(R) Union Standard Equity Fund
                            MFS(R) World Equity Fund
                        MFS(R) Growth Opportunities Fund
                          MFS(R) World Governments Fund
                        MFS(R) Government Securities Fund
                                MFS(R) Value Fund
                    Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) World Growth Fund
                          Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) International Growth Fund
                          MFS(R) Limited Maturity Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Money Market Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Government Money Market Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This supplement describes certain changes, effective immediately, to each Fund's Prospectus.

1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


     Wrap Account and Fund "Supermarket" Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

              2. Wrap Account and Fund "Supermarket" Investments Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

                 The date of this Supplement is March 16, 1998.

                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                     MFS(R) Research Growth and Income Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                      MFS(R) High Yield Opportunities Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                    MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
                    Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                          Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) Union Standard Equity Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


              The date of this Supplement is September 15, 1998.